Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 1,372	€ 842
Ending balance	1,394	1,372
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,276	760
Impairment	0
Ending balance	1,304	1,276
Purchased concessions, rights and other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	96	82
Ending balance	90	96
Costs of acquisition or construction
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,509	1,330
Additions	1,586	1,212
Transfer from property, plant and equipment	11
Disposals		(33)
Ending balance	4,106	2,509
Costs of acquisition or construction | Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,401	1,241
Additions	1,586	1,188
Transfer from property, plant and equipment	11
Disposals		(28)
Ending balance	3,998	2,401
Costs of acquisition or construction | Purchased concessions, rights and other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	108	89
Additions		24
Disposals		(5)
Ending balance	108	108
Accumulated amortization/write downs and depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,137)	(488)
Amortization	1,575	648
Impairment		18
Disposals		17
Ending balance	(2,713)	(1,137)
Accumulated amortization/write downs and depreciation | Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,125)	(481)
Amortization	1,569	642
Impairment		18
Disposals		16
Ending balance	(2,694)	(1,125)
Accumulated amortization/write downs and depreciation | Purchased concessions, rights and other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(12)	(7)
Amortization	6	6
Disposals		1
Ending balance	€ (18)	€ (12)